LEGAL SETTLEMENTS	0 Months Ended
Dec. 31, 2014
Legal [Abstract]
Legal [TextBlock]

NOTE 20—LEGAL SETTLEMENTS AND LOSS CONTINGENCIES:

Legal settlements and loss contingencies for 2014 amounted to a gain of $111 million, compared to an expense of $1.5 billion in 2013. The 2014 balance is comprised mainly of insurance proceeds relating to the settlement of the pantoprazole patent litigation. The 2013 expenses are composed mainly of additional charges of $930 million relating to the settlement of the pantoprazole patent litigation and $495 million relating to the modafinil antitrust litigation.